PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 94.5%
Asset-Backed Securities 3.3%
Collateralized Loan Obligations
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.757%(c)	01/20/32	249	$248,602
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	7.636(c)	10/20/31	206	206,579
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.669(c)	02/20/30	185	184,270
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.684(c)	04/17/30	158	157,923

Total Asset-Backed Securities (cost $792,690)				797,374
Corporate Bonds 80.1%
Advertising 0.2%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	75	60,785
Aerospace & Defense 1.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	47,135
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	39	38,889
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	25	24,687
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	130	130,000
				240,711
Airlines 0.9%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	25	24,688
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	95,385

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	50	$47,535
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	44,623
				212,231
Apparel 1.2%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	65,393
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	3.500	03/01/31	75	63,027
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	100	97,425
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	76,771
				302,616
Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	325	259,254
Sr. Unsec’d. Notes	4.750	01/15/43	25	19,284
				278,538
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	25	25,312
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	75	72,497
Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	175	147,909
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	50	41,202
				286,920
Banks 0.9%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	23,869
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	25	26,362

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198%(ff)	06/01/32	200	$154,986
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	25	24,922
				230,139
Building Materials 1.7%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	125	98,150
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	25	24,589
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	24	23,036
Masonite International Corp., Gtd. Notes, 144A	5.375	02/01/28	25	23,750
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	25	21,187
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	71,264
Sr. Sec’d. Notes, 144A	8.875	11/15/31	20	20,347
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	25	20,535
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	21,938
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	70,509

Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	7.250	01/15/31	10	10,067
				405,372
Chemicals 0.7%
ASP Unifrax Holdings, Inc., Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	84,273
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	100	80,840
				165,113
Commercial Services 8.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	50	47,164

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26	200	$194,441
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	173,562
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	125	117,193
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	225	209,626
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.375	03/01/29	75	67,517
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	75	70,470
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	87,346
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	50	48,563
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	125	96,023
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	150	127,275
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	130,289
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	89,648
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	75	64,260
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	475	403,228
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	150	150,646
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	25	25,593
				2,102,844
Computers 2.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	182,500
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	64,831

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500%	04/01/29	52	$53,725
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	125	114,090
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	100	98,946
				514,092
Distribution/Wholesale 1.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	177,227
Ritchie Bros Holdings, Inc. (Canada), Gtd. Notes, 144A	7.750	03/15/31	25	25,940
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	50	51,570
				254,737
Diversified Financial Services 5.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	50	47,502
goeasy Ltd. (Canada), Gtd. Notes, 144A	9.250	12/01/28	20	20,544
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	171,015
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	75	52,767
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	75	66,258
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	125	107,873
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	8.125	03/30/29	50	50,860
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	194,417
Gtd. Notes, 144A	5.500	08/15/28	200	186,309
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	43,773
Sr. Unsec’d. Notes	5.875	10/25/24	25	24,813
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,181
Sr. Unsec’d. Notes	9.375	07/25/30	25	25,640

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes	6.625%	01/15/28	75	$72,867
Gtd. Notes	7.125	03/15/26	75	75,606

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	125	121,585
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	4.000	10/15/33	75	60,601
				1,347,611
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.750	06/15/28	50	44,823
WESCO Distribution, Inc., Gtd. Notes, 144A	7.250	06/15/28	100	101,637
				146,460
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,059
Engineering & Construction 0.4%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	125	109,336
Environmental Control 1.2%
Covanta Holding Corp.,
Gtd. Notes	5.000	09/01/30	25	20,463
Gtd. Notes, 144A	4.875	12/01/29	75	62,455
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	125	111,562
Gtd. Notes, 144A	4.375	08/15/29	100	88,250
				282,730
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	44,322
Gtd. Notes, 144A	6.500	02/15/28	25	25,099
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	27	26,541

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
B&G Foods, Inc., (cont’d.)
Gtd. Notes	5.250%	09/15/27	75	$65,310
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	100	99,647
Sr. Sec’d. Notes, 144A	4.625	11/15/28	25	22,764

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30	25	22,393
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	44,666
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	65,299
				416,041
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	75	71,620
Sr. Unsec’d. Notes	5.875	08/20/26	50	48,703
				120,323
Healthcare-Products 1.2%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	50	42,011
Sr. Sec’d. Notes, 144A	6.750	02/15/30	25	21,520
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	150	133,171
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	100	90,756
				287,458
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	125	97,832
Gtd. Notes, 144A	4.625	06/01/30	125	105,667

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	150	141,518
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	175	169,894
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28	75	72,680
Sr. Sec’d. Notes	4.250	06/01/29	150	134,392

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes	4.375%	01/15/30	50	$44,687
Sr. Unsec’d. Notes	6.875	11/15/31	125	124,551
				891,221
Home Builders 7.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	25	21,277
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	117,972
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	141,225
Gtd. Notes	7.250	10/15/29	75	72,539
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	47,034
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	63,469

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	200	200,045
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	25	23,875
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	125	116,136
KB Home,
Gtd. Notes	4.000	06/15/31	150	127,338
Gtd. Notes	4.800	11/15/29	25	22,831

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	142,489
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	175,750
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	72,491
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	23,279
Sr. Unsec’d. Notes	4.750	04/01/29	100	89,034

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	50	47,796
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	48,657
Gtd. Notes, 144A	5.875	06/15/27	75	73,766
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	25	23,032

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Tri Pointe Homes, Inc., Gtd. Notes	5.700%	06/15/28	150	$142,743
				1,792,778
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	64,868
Housewares 0.7%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	125	101,589
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	62,779
				164,368
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	11/15/25	25	24,691
Internet 0.5%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	123,969
Iron/Steel 0.8%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,295
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	50	48,667
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	21,997
Sr. Unsec’d. Notes	4.375	03/15/32	25	21,382
				192,341
Lodging 0.3%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	100	83,998

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000%	05/15/29	75	$68,752
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	25	26,690
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	102,015

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	33,446
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	25	24,958
				187,109
Media 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	475	396,554
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	210,777
CSC Holdings LLC,
Gtd. Notes, 144A	4.125	12/01/30	200	143,132
Sr. Unsec’d. Notes	5.250	06/01/24	25	23,824
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	110,443
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	136,805
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27(d)	285	6,732
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26(d)	299	7,337
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	85	38,787
Gtd. Notes	7.375	07/01/28	50	24,980
Gtd. Notes	7.750	07/01/26	125	74,506

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	125	124,124
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26	100	94,422
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	40	34,047
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	105	98,223

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Nexstar Media, Inc., Gtd. Notes, 144A	5.625%	07/15/27	50	$47,350
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	93,011
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125	58,574

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	100	87,164
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25	70	69,284
Sr. Sec’d. Notes, 144A	6.625	06/01/27	100	98,552

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	100	96,750
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	164,000
				2,239,378
Mining 0.6%
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125	04/01/29	125	118,269
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30	25	22,715
				140,984
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	47,962
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	107,878

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	25	25,500
				181,340
Oil & Gas 3.0%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	75	70,307
Gtd. Notes, 144A	7.625	02/01/29	25	25,631
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	49,205
Gtd. Notes, 144A	5.875	02/01/29	100	96,373

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

CNX Resources Corp., Gtd. Notes, 144A	7.250%	03/14/27	50	$49,767
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	108,584
Gtd. Notes, 144A	6.750	03/01/29	25	23,030
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	25	24,603
Gtd. Notes, 144A	4.750	02/15/30	25	22,848

Southwestern Energy Co., Gtd. Notes	5.375	03/15/30	125	118,631
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	04/30/30	150	134,959
				723,938
Packaging & Containers 1.4%
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	25	24,658
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	50	44,823
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	125	109,102
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	25	22,715
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	18,805
Gtd. Notes, 144A	7.250	05/15/31	25	24,809

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	50	52,758
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	43,588
				341,258
Pharmaceuticals 2.1%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	125	98,764
Gtd. Notes, 144A	6.125	08/01/28	25	21,433
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	74,125
Gtd. Notes, 144A	5.250	01/30/30	300	106,500
Gtd. Notes, 144A	9.000	12/15/25	25	22,313

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125%	04/30/31	200	$157,516
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	32,684
				513,335
Pipelines 2.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	125	117,560
Gtd. Notes, 144A	5.750	03/01/27	50	49,001

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	150	132,116
Cheniere Energy, Inc., Sr. Sec’d. Notes	4.625	10/15/28	75	71,401
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	50	43,560
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	51,119
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	25,786
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	100	103,279
Sr. Sec’d. Notes, 144A	9.875	02/01/32	100	102,446
				696,268
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	75	71,854
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	150	140,601
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	64,463
				276,918
Real Estate Investment Trusts (REITs) 2.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	53,454
Gtd. Notes	9.750	06/15/25	75	74,420
Sr. Unsec’d. Notes	4.750	05/01/24	10	9,506
Sr. Unsec’d. Notes	4.750	02/15/28	10	7,305

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625%	08/01/29	50	$35,739
Gtd. Notes	5.000	10/15/27	100	79,865

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	100	100,605
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	225	195,895
				556,789
Retail 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28	100	92,050
Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	25	20,854
At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29	52	8,968
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	22,231
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	50	49,223
Gtd. Notes, 144A	8.250	07/15/30	50	50,238

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	50	42,878
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	100	79,013
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	75	62,902
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	65,516
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	25	25,201

Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	100	75,876
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	55	47,625
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	125	123,080
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	50	43,757

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27	100	$99,464
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	125	110,156
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75	68,650
				1,087,682
Software 1.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	150	139,902
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	72	71,890
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	71,156
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	75	67,129
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	45,174
				395,251
Telecommunications 3.5%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $29,592; purchased 11/14/23)^(f)	(1.624)(s)	12/31/30	26	29,592
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $6; purchased 11/14/23)^(f)	181.537(s)	12/31/30	59	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $249; purchased 11/14/23)^(f)	(11.280)(s)	12/31/30	—(r)	249
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	181.745(s)	12/31/30	5	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $7,350; purchased 03/15/23)(f)	8.000	12/31/26(d)	35	700
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $3,502; purchased 10/19/23)(f)	13.000	12/31/25(d)	5	3,400
Sr. Sec’d. Notes, 144A (original cost $180,806; purchased 10/19/23)(f)	8.750	05/25/24	200	184,000

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23(d)	200	$4,000
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	92,324
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.250	07/01/28	75	42,000
Gtd. Notes, 144A	4.625	09/15/27	50	30,500
Sr. Sec’d. Notes, 144A	3.400	03/01/27	75	70,875
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	46,377

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	59,735
Sprint LLC, Gtd. Notes	7.625	02/15/25	275	279,537
				843,289
Transportation 0.7%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	102,623
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	74,293
				176,916

Total Corporate Bonds (cost $22,050,327)				19,556,557
Floating Rate and Other Loans 1.1%
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170(c)	03/01/29	15	14,688
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	10/06/28	99	83,643
Insurance 0.1%
Acrisure LLC, 2021-1 Additional Term Loan, 3 Month LIBOR + 3.750%	9.400(c)	02/15/27	25	24,686

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media 0.1%
Diamond Sports Group LLC, First Lien Term Loan, 1 Month SOFR + 10.100%	12.775%(c)	05/25/26	34	$24,691
Software 0.2%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	51	47,533
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	25	22,880
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	30	28,200
Lumen Technologies, Inc., Term Loan B, 1 Month SOFR + 2.250%	7.713(c)	03/15/27	30	18,200
MLN US HoldCo LLC,
Initial Term Loan, 3 Month SOFR + 6.540%	11.935(c)	10/18/27	2	1,067
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	4	657
Term B Loan, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	1	64
				71,068

Total Floating Rate and Other Loans (cost $300,283)				266,309
U.S. Treasury Obligations 10.0%
U.S. Treasury Notes(k)	2.750	04/30/27	408	386,580
U.S. Treasury Notes(k)	4.250	09/30/24	615	609,955
U.S. Treasury Notes	5.000	10/31/25	1,450	1,456,797

Total U.S. Treasury Obligations (cost $2,469,983)				2,453,332

Total Long-Term Investments (cost $25,613,283)				23,073,572

Shares
Short-Term Investments 3.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	544,241	544,241

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Core Short-Term Bond Fund(wb)	38,279	$348,720

Total Short-Term Investments (cost $893,001)		892,961

TOTAL INVESTMENTS 98.1% (cost $26,506,284)		23,966,533
Other assets in excess of liabilities(z) 1.9%		455,679

Net Assets 100.0%		$24,422,212

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $29,905 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $398,038. The aggregate value of $232,010 is 1.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	2 Year U.S. Treasury Notes	Mar. 2024	$1,226,766	$3,989
1	20 Year U.S. Treasury Bonds	Mar. 2024	116,438	1,549
8	20 Year U.S. Treasury Bonds	Mar. 2024	854,812	6,295
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	123,000	1,038
				12,871
Short Position:
5	10 Year U.S. Treasury Notes	Mar. 2024	548,984	(3,706)
				$9,165
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	JPM	EUR	62	$67,750	$67,479	$—	$(271)
Expiring 12/04/23	MSI	EUR	25	26,783	27,235	452	—
				$94,533	$94,714	452	(271)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/04/23	BNYM	EUR	87	$92,112	$94,714	$—	$(2,602)
Expiring 01/12/24	JPM	EUR	62	67,876	67,601	275	—
				$159,988	$162,315	275	(2,602)
						$727	$(2,873)
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	810	$(11,239)	$(15,222)	$(3,983)

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at November 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	2,529	4.029%	$26,014	$123,499	$97,485
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM ESG High Yield Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Total return swap agreement outstanding at November 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.330%	BNP	12/20/23	(201)	$3,034	$—	$3,034
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).